BETTER 10K - LEASES	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
LEASES	7. LEASESThe below table presents the lease related assets and liabilities recorded on the accompanying balance sheet:As of December 31,(Amounts in thousands)Balance Sheet Caption20222021Assets:Operating lease right-of-use assetsRight-of-use asset$41,979 $56,970 Finance lease right-of-use assetsProperty and equipment, net2,162 2,683 Total leased assets$44,141 $59,653 Liabilities:Operating lease liabilitiesLease liabilities$60,049 $73,657 Finance lease liabilitiesOther liabilities1,062 2,184 Total lease liabilities$61,111 $75,841 The components of operating lease costs were as follows:Year Ended December 31,(Amounts in thousands)20222021Operating lease cost$18,245 $16,539 Short-term lease cost544 406 Variable lease cost2,713 3,209 Total operating lease cost$21,502 $20,154 Operating lease costs are reported in the following line items within the consolidated statements of operations and comprehensive loss:Year Ended December 31,(Amounts in thousands)20222021Mortgage platform expenses$14,450 $13,363 General and administrative expenses1,900 2,485 Marketing and advertising expenses253 159 Technology and product development expenses2,711 2,053 Other platform expenses2,188 2,094 Total operating lease costs$21,502 $20,154 The components of finance lease costs were as follows:Year Ended Year Ended December 31, 2022(Amounts in thousands)Depreciation and AmortizationInterest ExpenseTotalTotal finance lease cost$520 $273 $793 The components of finance lease costs were as follows:Year Ended Year Ended December 31, 2021(Amounts in thousands)Depreciation and AmortizationInterest ExpenseTotalTotal finance lease cost$520 $439 $959 Supplemental cash flow and non-cash information related to leases were as follows:Year Ended December 31,(Amounts in thousands)20222021Cash paid for amounts included in measurement of operating lease liabilities$18,836 $15,177 Right-of-use assets obtained in exchange for lease liabilities:Upon adoption of ASC 842$— $65,889 New leases entered into during the year$4,520 $15,834 Supplemental balance sheet information related to leases was as follows:Year Ended December 31,(Amounts in thousands)20222021Operating leasesWeighted average remaining lease term (in years)6.66.1Weighted average discount rate5.4%5.1 %Finance leasesWeighted average remaining lease term (in years)0.31.3Weighted average discount rate16.2%16.2 %As of December 31, 2022, the maturity analysis of finance and operating lease liabilities are as follows:(Amounts in thousands)Finance LeasesOperating LeasesTotal2023$1,101 $16,772 $17,872 2024— 13,979 13,979 2025— 11,680 11,680 2026— 9,073 9,073 2027— 5,460 5,460 2028 and beyond— 12,156 12,156 Total lease payments1,101 69,119 70,220 Less amount representing interest(39)(9,070)(9,109)Total lease liabilities$1,062 $60,049 $61,111 Sales-type Leases—The following table presents the revenue, expenses, and gross margin recognized at the commencement date of sales-type leases for the periods indicated:Year Ended December 31,(Amounts in thousands)20222021Cash offer program revenue$216,408 $30,557 Cash offer program expenses217,609 30,720 Gross Margin$(1,201)$(163)The future maturity of the Company’s customer lease payments of $0.9 million and $11.1 million occurs within the next 180 days as of December 31, 2022 and 2021.
LEASES	7. LEASESThe below table presents the lease related assets and liabilities recorded on the accompanying balance sheet:As of December 31,(Amounts in thousands)Balance Sheet Caption20222021Assets:Operating lease right-of-use assetsRight-of-use asset$41,979 $56,970 Finance lease right-of-use assetsProperty and equipment, net2,162 2,683 Total leased assets$44,141 $59,653 Liabilities:Operating lease liabilitiesLease liabilities$60,049 $73,657 Finance lease liabilitiesOther liabilities1,062 2,184 Total lease liabilities$61,111 $75,841 The components of operating lease costs were as follows:Year Ended December 31,(Amounts in thousands)20222021Operating lease cost$18,245 $16,539 Short-term lease cost544 406 Variable lease cost2,713 3,209 Total operating lease cost$21,502 $20,154 Operating lease costs are reported in the following line items within the consolidated statements of operations and comprehensive loss:Year Ended December 31,(Amounts in thousands)20222021Mortgage platform expenses$14,450 $13,363 General and administrative expenses1,900 2,485 Marketing and advertising expenses253 159 Technology and product development expenses2,711 2,053 Other platform expenses2,188 2,094 Total operating lease costs$21,502 $20,154 The components of finance lease costs were as follows:Year Ended Year Ended December 31, 2022(Amounts in thousands)Depreciation and AmortizationInterest ExpenseTotalTotal finance lease cost$520 $273 $793 The components of finance lease costs were as follows:Year Ended Year Ended December 31, 2021(Amounts in thousands)Depreciation and AmortizationInterest ExpenseTotalTotal finance lease cost$520 $439 $959 Supplemental cash flow and non-cash information related to leases were as follows:Year Ended December 31,(Amounts in thousands)20222021Cash paid for amounts included in measurement of operating lease liabilities$18,836 $15,177 Right-of-use assets obtained in exchange for lease liabilities:Upon adoption of ASC 842$— $65,889 New leases entered into during the year$4,520 $15,834 Supplemental balance sheet information related to leases was as follows:Year Ended December 31,(Amounts in thousands)20222021Operating leasesWeighted average remaining lease term (in years)6.66.1Weighted average discount rate5.4%5.1 %Finance leasesWeighted average remaining lease term (in years)0.31.3Weighted average discount rate16.2%16.2 %As of December 31, 2022, the maturity analysis of finance and operating lease liabilities are as follows:(Amounts in thousands)Finance LeasesOperating LeasesTotal2023$1,101 $16,772 $17,872 2024— 13,979 13,979 2025— 11,680 11,680 2026— 9,073 9,073 2027— 5,460 5,460 2028 and beyond— 12,156 12,156 Total lease payments1,101 69,119 70,220 Less amount representing interest(39)(9,070)(9,109)Total lease liabilities$1,062 $60,049 $61,111 Sales-type Leases—The following table presents the revenue, expenses, and gross margin recognized at the commencement date of sales-type leases for the periods indicated:Year Ended December 31,(Amounts in thousands)20222021Cash offer program revenue$216,408 $30,557 Cash offer program expenses217,609 30,720 Gross Margin$(1,201)$(163)The future maturity of the Company’s customer lease payments of $0.9 million and $11.1 million occurs within the next 180 days as of December 31, 2022 and 2021.
LEASES	7. LEASESThe below table presents the lease related assets and liabilities recorded on the accompanying balance sheet:As of December 31,(Amounts in thousands)Balance Sheet Caption20222021Assets:Operating lease right-of-use assetsRight-of-use asset$41,979 $56,970 Finance lease right-of-use assetsProperty and equipment, net2,162 2,683 Total leased assets$44,141 $59,653 Liabilities:Operating lease liabilitiesLease liabilities$60,049 $73,657 Finance lease liabilitiesOther liabilities1,062 2,184 Total lease liabilities$61,111 $75,841 The components of operating lease costs were as follows:Year Ended December 31,(Amounts in thousands)20222021Operating lease cost$18,245 $16,539 Short-term lease cost544 406 Variable lease cost2,713 3,209 Total operating lease cost$21,502 $20,154 Operating lease costs are reported in the following line items within the consolidated statements of operations and comprehensive loss:Year Ended December 31,(Amounts in thousands)20222021Mortgage platform expenses$14,450 $13,363 General and administrative expenses1,900 2,485 Marketing and advertising expenses253 159 Technology and product development expenses2,711 2,053 Other platform expenses2,188 2,094 Total operating lease costs$21,502 $20,154 The components of finance lease costs were as follows:Year Ended Year Ended December 31, 2022(Amounts in thousands)Depreciation and AmortizationInterest ExpenseTotalTotal finance lease cost$520 $273 $793 The components of finance lease costs were as follows:Year Ended Year Ended December 31, 2021(Amounts in thousands)Depreciation and AmortizationInterest ExpenseTotalTotal finance lease cost$520 $439 $959 Supplemental cash flow and non-cash information related to leases were as follows:Year Ended December 31,(Amounts in thousands)20222021Cash paid for amounts included in measurement of operating lease liabilities$18,836 $15,177 Right-of-use assets obtained in exchange for lease liabilities:Upon adoption of ASC 842$— $65,889 New leases entered into during the year$4,520 $15,834 Supplemental balance sheet information related to leases was as follows:Year Ended December 31,(Amounts in thousands)20222021Operating leasesWeighted average remaining lease term (in years)6.66.1Weighted average discount rate5.4%5.1 %Finance leasesWeighted average remaining lease term (in years)0.31.3Weighted average discount rate16.2%16.2 %As of December 31, 2022, the maturity analysis of finance and operating lease liabilities are as follows:(Amounts in thousands)Finance LeasesOperating LeasesTotal2023$1,101 $16,772 $17,872 2024— 13,979 13,979 2025— 11,680 11,680 2026— 9,073 9,073 2027— 5,460 5,460 2028 and beyond— 12,156 12,156 Total lease payments1,101 69,119 70,220 Less amount representing interest(39)(9,070)(9,109)Total lease liabilities$1,062 $60,049 $61,111 Sales-type Leases—The following table presents the revenue, expenses, and gross margin recognized at the commencement date of sales-type leases for the periods indicated:Year Ended December 31,(Amounts in thousands)20222021Cash offer program revenue$216,408 $30,557 Cash offer program expenses217,609 30,720 Gross Margin$(1,201)$(163)The future maturity of the Company’s customer lease payments of $0.9 million and $11.1 million occurs within the next 180 days as of December 31, 2022 and 2021.